Fair Value of Financial Liabilities - Schedule of Fair Value Measurements of Embedded Derivative Liabilities and Warrant Liabilities (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Liabilities:
Warrant liability	$ 245,341	$ 0
Total liabilities	245,341
Level 3 [Member]
Liabilities:
Warrant liability	245,341
Total liabilities	$ 245,341